CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ATM Facility Member
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 0.5
Follow-on Public Offering [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 0.5		$ 1.0